Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - SiteOne Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Plan number	002
EIN	36-4485550
Current Value	$ 590,901,541
Notes receivable from participants, Current Value	11,418,171
Total investments per Form 5500, Current Value	$ 602,319,712
Investment, Identifier [Axis]: Brokerage , Corporate Bond
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 60,925
Investment, Identifier [Axis]: Brokerage , External Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 531,206
Investment, Identifier [Axis]: Brokerage Link, Certificate of Deposit
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 192,175
Investment, Identifier [Axis]: Brokerage Link, Common Stock
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,648,189
Investment, Identifier [Axis]: Brokerage Link, Fidelity Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 650,019
Party-in-interest	true
Investment, Identifier [Axis]: Brokerage Link, Government Bond
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 494,365
Investment, Identifier [Axis]: Brokerage Link, Interest Bearing Cash
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 701,428
Investment, Identifier [Axis]: Brokerage Link, Option
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 79,937
Investment, Identifier [Axis]: Brokerage Link, Rights/Warrants
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,716
Investment, Identifier [Axis]: Brokerage Link, Unit
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:BrokerageLinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,983,160
Investment, Identifier [Axis]: DFA, Emerging Markets Core Equity Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,337,114
Investment, Identifier [Axis]: Fidelity, 500 Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 37,892,138
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Global Ex US Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,530,597
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Government Money Market Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,296,915
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Growth Company Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 67,174,146
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Inflation - Protected Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,029,745
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Managed Income Portfolio
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,456,314
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Mid Cap Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,897,323
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Real Estate Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,801,296
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, Small Cap Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,115,609
Party-in-interest	true
Investment, Identifier [Axis]: Fidelity, US Bond Index Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,238,000
Party-in-interest	true
Investment, Identifier [Axis]: JP Morgan, Core Bond Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,827,928
Investment, Identifier [Axis]: JP Morgan, US Value Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,879,039
Investment, Identifier [Axis]: MFS, International Diversification Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:MfsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,139,826
Investment, Identifier [Axis]: SiteOne, Company Stock
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:SiteoneMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,006,292
Party-in-interest	true
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2015 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,850,784
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2020 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,930,979
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2025 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 36,975,562
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2030 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 67,912,510
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2035 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 75,118,877
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2040 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 61,348,666
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2045 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 67,492,387
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2050 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 39,828,139
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2055 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 31,124,694
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2060 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,446,432
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2065 Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,909,790
Investment, Identifier [Axis]: T. Rowe Price, Retirement Balanced Fund
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	site:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trust funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,997,319
Mutual funds
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	146,862,761
Self-directed brokerage accounts
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	11,343,120
Collective investment trust funds
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 419,392,453
Minimum
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	4.25%	4.25%
Maximum
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	10.50%	10.50%